Debt (Long-term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Debt Instrument [Line Items]
Capital Lease Obligations	$ 10.2
Long-term Debt, Gross	4,298.5	$ 4,385.8
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	23.4	24.2
Total Long-term Debt	4,275.1	4,361.6
Less: Current portion of long-term debt	(365.4)	(430.6)
Long-term debt	$ 3,909.7	3,931.0
United States 5.0%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	5.00%
Debt instrument, Maturity Year	2018
Capital Lease Obligations	$ 0.5	0.7
Foreign 11.3%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	11.30%
Debt Instrument, Maturity Year Range, Start	2017
Debt Instrument, Maturity Year Range, End	2036
Capital Lease Obligations	$ 9.7	1.1
Debentures 8.75%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	8.75%
Debt instrument, Maturity Year	2021
Senior Notes	$ 18.4	18.4
Series D 7.3%
Debt Instrument [Line Items]
Weighted average interest rate	7.30%
Debt instrument, Maturity Year	2016
Medium-term Notes	$ 0.0	32.1
Series E 7.6%
Debt Instrument [Line Items]
Weighted average interest rate	7.60%
Debt instrument, Maturity Year	2026
Medium-term Notes	$ 17.2	17.2
Note 2.0%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	2.00%
Debt instrument, Maturity Year	2016
Senior Notes	$ 0.0	350.0
Note 1.2%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	1.20%
Debt instrument, Maturity Year	2018
Senior Notes	$ 400.0	400.0
Note 4.375%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	4.375%
Debt instrument, Maturity Year	2019
Senior Notes	$ 400.0	400.0
Note 3.0%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	3.00%
Debt instrument, Maturity Year	2022
Senior Notes	$ 400.0	400.0
Note 2.75%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	2.75%
Debt instrument, Maturity Year	2023
Senior Notes	$ 400.0	400.0
Note 3.35%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	3.35%
Debt instrument, Maturity Year	2024
Senior Notes	$ 400.0	400.0
Variable-rate industrial revenue bonds .68%
Debt Instrument [Line Items]
Weighted average interest rate	0.68%
Debt Instrument, Maturity Year Range, Start	2035
Debt Instrument, Maturity Year Range, End	2050
Other Long-term Debt	$ 769.9	769.9
Other 1.3%
Debt Instrument [Line Items]
Weighted average interest rate	1.30%
Debt Instrument, Maturity Year Range, Start	2018
Debt Instrument, Maturity Year Range, End	2019
Other Long-term Debt	$ 25.7	34.5
Eurobonds 4.625%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	4.625%
Debt instrument, Maturity Year	2017
Debt Payable In Other Currencies	$ 337.0	335.2
Eurobonds 2.0%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	2.00%
Debt instrument, Maturity Year	2020
Debt Payable In Other Currencies	$ 337.0	335.2
Eurobonds 1.0%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	1.00%
Debt instrument, Maturity Year	2025
Debt Payable In Other Currencies	$ 337.0	335.2
Eurobonds .375%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	0.375%
Debt instrument, Maturity Year	2021
Debt Payable In Other Currencies	$ 393.2	0.0
Other 4.4%
Debt Instrument [Line Items]
Interest rate of debt, stated percentage	4.40%
Debt Instrument, Maturity Year Range, Start	2016
Debt Instrument, Maturity Year Range, End	2022
Debt Payable In Other Currencies	$ 52.9	$ 156.3